                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE HIGH YIELD BOND FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (80.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.4%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.64%        $9,439,965(k)         $5,374,752
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.3%)
Alion Science and Technology
 02-01-15                              10.25         10,600,000             6,969,500
DRS Technologies
 11-01-13                               6.88          4,295,000             4,209,100
 02-01-16                               6.63          1,315,000             1,285,413
 02-01-18                               7.63          4,020,000             4,020,000
L-3 Communications
 06-15-12                               7.63          5,205,000             5,341,631
 07-15-13                               6.13          1,035,000             1,024,650
L-3 Communications
 Series B
 10-15-15                               6.38         10,100,000            10,024,250
                                                                      ---------------
Total                                                                      32,874,544
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.8%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          4,908,000             4,526,256
General Motors
 Sr Unsecured
 04-15-16                               7.70          5,639,000             4,483,005
Tenneco
 Sr Unsecured
 11-15-15                               8.13          1,750,000(d)          1,754,375
                                                                      ---------------
Total                                                                      10,763,636
-------------------------------------------------------------------------------------


BROKERAGE (0.4%)
Nuveen Investments
 Sr Nts
 11-15-15                              10.50          6,834,000(d)          6,270,195
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                               8.00         10,442,000             8,771,280
Norcraft Companies LP/Finance
 11-01-11                               9.00            824,000               807,520
                                                                      ---------------
Total                                                                       9,578,800
-------------------------------------------------------------------------------------


CHEMICALS (5.0%)
Chemtura
 06-01-16                               6.88         11,676,000            10,566,780
Georgia Gulf
 10-15-16                              10.75          4,809,000             3,125,850
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          6,881,000             7,121,835
INVISTA
 Sr Unsecured
 05-01-12                               9.25         17,351,000(d)         17,741,397
MacDermid
 Sr Sub Nts
 04-15-17                               9.50         11,910,000(d)         10,480,800
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13         13,835,000(o)         11,863,513
NALCO
 Sr Sub Nts
 11-15-13                               8.88          6,155,000             6,278,100
NALCO
 Sr Unsecured
 11-15-11                               7.75          3,980,000             4,019,800
                                                                      ---------------
Total                                                                      71,198,075
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.5%)
RSC Equipment Rental
 12-01-14                               9.50          7,735,000             6,323,363
Terex
 Sr Sub Nts
 11-15-17                               8.00          3,290,000             3,290,000
United Rentals North America
 02-15-12                               6.50          4,890,000             4,425,450
United Rentals North America
 Sr Sub Nts
 02-15-14                               7.00          9,845,000             7,876,000
                                                                      ---------------
Total                                                                      21,914,813
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.8%)
Realogy
 04-15-15                              12.38         19,316,000            10,237,480
West Corp
 10-15-14                               9.50          1,240,000             1,085,000
 10-15-16                              11.00         16,740,000            14,019,750
                                                                      ---------------
Total                                                                      25,342,230
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.6%)
AAC Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              14.75          1,413,345(o)          1,194,277
AAC Group Holding
 Sr Unsecured
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
 10-01-12                              10.07          7,165,000(n)          5,946,950
Jarden
 05-01-17                               7.50         19,115,000            16,701,731
Sealy Mattress
 06-15-14                               8.25          5,625,000             5,118,750
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
 12-01-13                               8.91          4,815,000(n)          4,405,725
Visant Holding
 Sr Nts
 12-01-13                               8.75          3,080,000             2,918,300
                                                                      ---------------
Total                                                                      36,285,733
-------------------------------------------------------------------------------------


ELECTRIC (4.9%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          6,610,000             6,461,275
 05-15-18                               7.13          8,020,000             7,218,000
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,672,000             1,722,160
Energy Future Holdings
 11-01-17                              10.88          2,320,000(d)          2,308,400
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          5,858,628             6,239,438
Mirant Americas Generation LLC
 Sr Unsecured
 05-01-11                               8.30          3,870,000             3,894,188
Mirant North America LLC
 12-31-13                               7.38          9,509,000             9,544,659
NRG Energy
 02-01-14                               7.25          5,441,000             5,311,776
 02-01-16                               7.38          1,215,000             1,170,956
 01-15-17                               7.38         14,165,000            13,633,812

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Reliant Energy
 12-15-14                               6.75%        $1,660,000            $1,684,900
Reliant Energy
 Sr Unsecured
 06-15-17                               7.88          3,450,000             3,398,250
Texas Competitive Electric Holdings LLC
 11-01-15                              10.25          7,395,000(d)          7,265,588
                                                                      ---------------
Total                                                                      69,853,402
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.0%)
AMC Entertainment
 02-01-16                              11.00          5,748,000             5,403,120
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
 07-01-15                               9.30          6,678,996(l)          6,678,996
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
 07-01-15                               9.30          2,147,298(l)          2,147,298
                                                                      ---------------
Total                                                                      14,229,414
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.4%)
Clean Harbors
 07-15-12                              11.25          5,435,000             5,842,625
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (4.2%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                              11.35         19,195,000(n)         16,987,574
Constellation Brands
 12-15-14                               8.38          4,990,000             5,114,750
 09-01-16                               7.25          4,305,000             4,165,088
Constellation Brands
 05-15-17                               7.25          6,195,000             5,962,688
Cott Beverages USA
 12-15-11                               8.00         19,335,000            15,854,700
Pinnacle Foods Finance LLC
 Sr Sub Nts
 04-01-17                              10.63         15,300,000            11,895,750
                                                                      ---------------
Total                                                                      59,980,550
-------------------------------------------------------------------------------------


GAMING (5.7%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          6,190,000             6,228,688
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.25         10,346,000(d)          7,449,120
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          6,145,000(d)          5,530,500
Majestic Star Casino LLC/Capital
 Sr Secured
 10-15-10                               9.50         10,223,000             8,996,240
MGM Mirage
 06-01-16                               7.50          9,900,000             9,207,000
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          9,555,000(d)          9,937,199
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          8,790,000(d)          7,998,900
Station Casinos
 Sr Sub Nts
 02-01-14                               6.50          5,075,000             3,387,563
 03-01-16                               6.88          6,902,000             4,348,260
 03-15-18                               6.63          6,944,000             4,253,200
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00         10,245,000(d)         10,168,162
Wynn Las Vegas LLC/Capital
 1st Mtge
 12-01-14                               6.63          3,868,000             3,713,280
                                                                      ---------------
Total                                                                      81,218,112
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.4%)
Southwestern Energy
 Sr Unsecured
 02-01-18                               7.50          4,875,000(d)          5,039,531
-------------------------------------------------------------------------------------


GAS PIPELINES (0.9%)
Southern Star Central
 Sr Nts
 03-01-16                               6.75          7,040,000             6,740,800
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          5,835,000             5,878,763
                                                                      ---------------
Total                                                                      12,619,563
-------------------------------------------------------------------------------------


HEALTH CARE (7.8%)
Community Health Systems
 07-15-15                               8.88         13,192,000            12,944,650
DaVita
 03-15-13                               6.63          8,346,000             8,179,080
 03-15-15                               7.25          7,525,000             7,449,750
HCA
 Sr Secured
 11-15-16                               9.25          5,956,000             6,104,900
HCA
 Sr Unsecured
 02-15-16                               6.50         12,190,000            10,361,500
MedCath Holdings
 07-15-12                               9.88         13,576,000            14,017,220
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                              12.12          5,470,812(d,k,o)      5,238,302
Omnicare
 12-15-13                               6.75          9,065,000             8,067,850
 12-15-15                               6.88          4,438,000             3,872,155
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          5,655,000             4,948,125
Select Medical
 Sr Unsecured
 09-15-15                              11.26         21,884,000(k)         17,616,619
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               9.61          4,850,000(n)          3,552,625
Vanguard Health Holding II LLC
 10-01-14                               9.00          6,532,000             6,238,060
                                                                      ---------------
Total                                                                     108,590,836
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.8%)
Hovnanian Enterprises
 04-01-12                               8.88          9,510,000(i)          5,278,050
 05-15-13                               7.75          1,555,000               816,375
Meritage Homes
 03-15-15                               6.25          1,360,000               999,600
Meritage Homes
 Sr Nts
 05-01-14                               7.00          4,867,000             3,650,250
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
 09-01-12                               8.17          8,620,000(n)          7,499,400
William Lyon Homes
 02-15-14                               7.50         12,380,000             6,870,900
                                                                      ---------------
Total                                                                      25,114,575
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (5.9%)
Chesapeake Energy
 08-15-14                               7.00          5,722,000             5,736,305
 01-15-16                               6.63          5,892,000             5,737,335
 01-15-18                               6.25          2,520,000             2,406,600
Compton Petroleum Finance
 12-01-13                               7.63         13,746,000(c)         12,783,779
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          6,395,000(c,d)        6,331,050
Denbury Resources
 Sr Sub Nts
 12-15-15                               7.50          6,465,000             6,545,813
EXCO Resources
 01-15-11                               7.25          9,018,000             8,679,825
Forest Oil
 Sr Unsecured
 06-15-19                               7.25          2,803,000(d)          2,824,023
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75         10,895,000(d)         10,268,537
KCS Energy
 04-01-12                               7.13          6,645,000             6,279,525
PetroHawk Energy
 07-15-13                               9.13          4,980,000             5,079,600
Quicksilver Resources
 04-01-16                               7.13          7,850,000             7,516,375
Range Resources
 05-15-16                               7.50          3,250,000             3,355,625
                                                                      ---------------
Total                                                                      83,544,392
-------------------------------------------------------------------------------------


MEDIA CABLE (2.6%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00          7,465,000             7,185,063
Charter Communications Holdings II LLC/Capital
 10-01-13                              10.25          4,200,000             3,685,500
Charter Communications Holdings II LLC/Capital
 Series B
 09-15-10                              10.25          6,477,000             5,877,878
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                               8.38          1,295,000(d)          1,191,400
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          7,535,000             6,593,125

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Videotron Ltee
 01-15-14                               6.88%        $8,629,000(c)         $8,370,129
Virgin Media Finance
 04-15-14                               8.75          4,500,000(c)          3,847,500
                                                                      ---------------
Total                                                                      36,750,595
-------------------------------------------------------------------------------------


MEDIA NON CABLE (7.0%)
DIRECTV Holdings LLC/Finance
 06-15-15                               6.38          5,175,000             4,799,813
EchoStar DBS
 02-01-16                               7.13         14,494,000            14,240,354
Idearc
 11-15-16                               8.00          3,941,000             2,325,190
Lamar Media
 Series B
 08-15-15                               6.63          6,030,000             5,547,600
Lamar Media
 Sr Unsecured
 08-15-15                               6.63          3,582,000             3,295,440
 08-15-15                               6.63          4,146,000             3,814,320
LBI Media
 Sr Sub Nts
 08-01-17                               8.50          5,112,000(d)          4,473,000
Liberty Media LLC
 Sr Nts
 05-15-13                               5.70         10,026,000             8,965,079
Liberty Media LLC
 Sr Unsecured
 02-01-30                               8.25          5,855,000             4,878,515
Quebecor Media
 Sr Nts
 03-15-16                               7.75          3,675,000(c)          3,371,813
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          2,240,000(c,d)        2,066,400
Radio One
 02-15-13                               6.38         10,930,000             7,651,000
Rainbow Natl Services LLC
 09-01-12                               8.75         12,485,000(d)         12,797,124
 09-01-14                              10.38          3,003,000(d)          3,198,195
RH Donnelley
 Sr Disc Nts Series A-1
 01-15-13                               6.88          1,420,000               837,800
RH Donnelley
 Sr Disc Nts Series A-2
 01-15-13                               6.88          6,245,000             3,684,550
RH Donnelley
 Sr Nts
 10-15-17                               8.88          3,350,000(d)          2,160,750
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88          9,133,000             5,388,470
Univision Communications
 Pay-in-kind
 03-15-15                               9.75          5,230,000(d,o)        3,608,700
                                                                      ---------------
Total                                                                      97,104,113
-------------------------------------------------------------------------------------


METALS (1.5%)
CII Carbon LLC
 11-15-15                              11.13          2,450,000(d)          2,119,250
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          7,965,000             8,373,206
 04-01-17                               8.38          1,350,000             1,431,000
Noranda Aluminum Acquisition
 Sr Unsecured Pay-in-kind
 05-15-15                               8.74         12,330,000(d,k,o)      9,494,100
                                                                      ---------------
Total                                                                      21,417,556
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (0.7%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13         17,150,000            10,247,125
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.7%)
GMAC LLC
 Sr Unsecured
 08-28-12                               6.88         11,560,000             9,227,284


-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.5%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          9,820,000(d)          9,820,000
Key Energy Services
 12-01-14                               8.38         11,620,000(d)         11,649,050
                                                                      ---------------
Total                                                                      21,469,050
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.1%)
Cardtronics
 08-15-13                               9.25         10,421,000             9,821,792
Cardtronics
 Sr Sub Nts
 08-15-13                               9.25          6,715,000(d)          6,328,888
                                                                      ---------------
Total                                                                      16,150,680
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.0%)
Baldor Electric
 02-15-17                               8.63          5,000,000             4,900,000
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          9,185,000             9,047,225
                                                                      ---------------
Total                                                                      13,947,225
-------------------------------------------------------------------------------------


PACKAGING (2.2%)
Crown Americas LLC/Capital
 11-15-15                               7.75         10,517,000            10,753,633
Owens-Brockway Glass Container
 05-15-13                               8.25          7,975,000             8,254,125
Vitro
 02-01-17                               9.13         14,236,000(c)         12,506,326
                                                                      ---------------
Total                                                                      31,514,084
-------------------------------------------------------------------------------------


PAPER (4.3%)
Boise Cascade LLC
 10-15-14                               7.13          9,825,000             9,235,500
Cascades
 02-15-13                               7.25          5,890,000(c)          5,330,450
Georgia-Pacific
 01-15-17                               7.13          9,888,000(d)          9,195,840
Jefferson Smurfit US
 06-01-13                               7.50          9,335,000             8,448,175
NewPage
 Secured
 05-01-12                              10.00          4,275,000(d)          4,285,688
NewPage
 Sr Secured
 05-01-12                              10.00          9,853,000             9,877,632
Norampac
 06-01-13                               6.75          7,045,000(c)          6,164,375
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          9,770,000             8,646,450
                                                                      ---------------
Total                                                                      61,184,110
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Warner Chilcott
 02-01-15                               8.75          9,902,000             9,976,265
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
Kansas City Southern de Mexico
 Sr Nts
 06-01-14                               7.38          1,828,000(c,d)        1,729,745
-------------------------------------------------------------------------------------


RETAILERS (1.0%)
Claire's Stores
 06-01-17                              10.50         15,632,000             7,542,440
Neiman Marcus Group
 10-15-15                              10.38          5,950,000             5,927,688
                                                                      ---------------
Total                                                                      13,470,128
-------------------------------------------------------------------------------------


TECHNOLOGY (1.9%)
Communications & Power Inds
 02-01-12                               8.00          9,130,000             8,958,813
CPI Intl
 Sr Unsecured
 02-01-15                               8.94          3,288,000(k)          3,337,320
SS&C Technologies
 12-01-13                              11.75          2,789,000             2,761,110
SunGard Data Systems
 08-15-15                              10.25         12,375,000            12,313,125
                                                                      ---------------
Total                                                                      27,370,368
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (1.0%)
Hertz
 01-01-16                              10.50         12,283,000            11,668,850
Quality Distribution LLC/Capital
 01-15-12                               8.76          4,239,000(k)          3,179,250
                                                                      ---------------
Total                                                                      14,848,100
-------------------------------------------------------------------------------------


WIRELESS (1.5%)
Centennial Communications
 Sr Nts
 01-01-13                              10.00          3,346,000             3,228,890
MetroPCS Wireless
 11-01-14                               9.25          9,995,000             8,795,600
Nextel Communications
 Series D
 08-01-15                               7.38         11,830,000             9,168,250
                                                                      ---------------
Total                                                                      21,192,740
-------------------------------------------------------------------------------------


WIRELINES (3.4%)
Citizens Communications
 Sr Unsecured
 03-15-19                               7.13          5,475,000             4,982,250
GCI
 Sr Unsecured
 02-15-14                               7.25          9,632,000             7,970,480

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Level 3 Financing
 03-15-13                              12.25%        $4,775,000            $4,440,750
 11-01-14                               9.25          3,149,000             2,550,690
Qwest
 Sr Unsecured
 06-15-15                               7.63          7,140,000             7,086,450
Windstream
 08-01-13                               8.13          1,875,000             1,870,313
 08-01-16                               8.63         14,882,000            15,142,435
 03-15-19                               7.00          4,605,000             4,190,550
                                                                      ---------------
Total                                                                      48,233,918
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,252,758,863)                                                 $1,141,468,864
-------------------------------------------------------------------------------------



SENIOR LOANS (13.1%)(h)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Acts
 1st Lien Term Loan
 10-16-14                               7.31%        $5,383,120            $4,521,821
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.6%)
Spectrum Brands
 Letter of Credit
 03-30-13                               7.26            236,589               211,156
Spectrum Brands
 Tranche B Term Loan
 03-30-13                          7.07-8.54          8,561,489             7,641,129
                                                                      ---------------
Total                                                                       7,852,285
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-08-12                              10.00          5,544,873(o)          4,879,488
-------------------------------------------------------------------------------------


GAMING (1.7%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          5,657,216(g,p,q)      4,681,346
Fontainebleau Las Vegas
 Term Loan
 06-06-14                               8.40            813,333(g)            671,000
 06-06-14                               8.40         10,501,099             8,663,406
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          9,570,254(l)          9,378,850
                                                                      ---------------
Total                                                                      23,394,602
-------------------------------------------------------------------------------------


HEALTH CARE (1.9%)
HCA
 Tranche B Term Loan
 11-18-13                               7.08         11,684,300            10,699,898
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-15-14                               8.49         19,781,778(o)         15,825,422
                                                                      ---------------
Total                                                                      26,525,320
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.6%)
Sandridge Energy
 Term Loan
 04-01-15                               8.63          9,400,000             9,094,500
-------------------------------------------------------------------------------------


MEDIA CABLE (1.2%)
Charter Communications
 Term Loan
 03-06-14                               5.26         19,510,000            17,097,393
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.5%)
Intelsat Bermuda
 Term Loan
 02-03-14                               5.64          7,615,000(c)          7,531,692
Nielsen Finance
 Term Loan
 08-09-13                               5.35         15,798,894(c)         13,883,278
                                                                      ---------------
Total                                                                      21,414,970
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.2%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.82         19,560,000            16,797,150
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.7%)
ACE Cash Express
 Term Loan
 10-05-13                          6.10-8.18          9,906,491             7,826,128
Asurion
 2nd Lien Term Loan
 07-03-15                          9.60-9.72          3,293,000             2,712,609
                                                                      ---------------
Total                                                                      10,538,737
-------------------------------------------------------------------------------------


RETAILERS (0.3%)
Claire's Stores
 Tranche B Term Loan
 05-29-14                          5.99-7.58          4,565,500             3,571,088
-------------------------------------------------------------------------------------


TECHNOLOGY (1.2%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                          7.39-7.40         14,056,745            13,178,198
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               7.46          4,039,295             3,796,937
                                                                      ---------------
Total                                                                      16,975,135
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Trilogy Intl
 Term Loan
 06-29-12                               8.33          3,160,000             2,717,600
-------------------------------------------------------------------------------------


WIRELINES (1.4%)
Level 3 Communications
 Term Loan
 03-13-14                          5.39-6.63          9,760,000             8,512,867
Qwest
 Tranche B Term Loan
 06-30-10                               6.95         11,362,000            11,494,595
                                                                      ---------------
Total                                                                      20,007,462
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $206,748,111)                                                     $185,387,551
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                  1,646,684(b,m)          $33,757
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                   29,470,000(b)                 29
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                                            111,111(b,l)           72,223
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                          $106,009
-------------------------------------------------------------------------------------



OTHER (0.2%)
ISSUER                                                 SHARES                VALUE(a)
Varde Fund V LP                                      25,000,000(b,e,l)     $2,945,000
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                $2,945,000
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)(j)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     40,878,623(r)        $40,878,623
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $40,878,623)                                                       $40,878,623
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,519,350,820)(s)                                              $1,370,786,047
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 29, 2008, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $200,724,209 or 14.2% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,113,303.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)  At Feb. 29, 2008, security was partially or fully on loan.

(j) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.03% of net assets. The Fund's cash equivalent position is 2.87% of net assets.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Arena Brands
  Common                                    09-03-92             $5,888,888
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                         03-01-07 thru 09-15-07       9,409,905
United Artists Theatre Circuit
  Pass-Through Ctfs Series BB5
  9.30% 2015                         12-08-95 thru 04-03-02       6,421,301
United Artists Theatre Circuit
  Pass-Through Ctfs Series BC3
  9.30% 2015                                12-06-01              1,740,576
Varde Fund V LP                      04-27-00 thru 06-19-00             --*


     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(m) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Feb. 29, 2008 are as follows:

                              BEGINNING       PURCHASE      SALES         ENDING        DIVIDEND
ISSUER                           COST           COST         COST          COST          INCOME       VALUE(A)
--------------------------------------------------------------------------------------------------------------
Link Energy LLC Unit         $13,076,335         $--         $--       $13,076,335         $--         $33,757


(n) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q) At Feb. 29, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas                                                     $5,492,010


(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
5  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(s) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $1,519,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $7,463,000
Unrealized depreciation                                                     (156,028,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(148,565,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource High Yield Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 29, 2008